Financial risk management - Summary of other comprehensive income before Income Tax and Non-controlling Interest (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Calculation Of Sensitivity In Market Prices And The Effect On Expected Unrealized Gain Or Loss [Line Items]
Credit exposure	S/ 3,042,574	S/ 1,434,473
Ten Percent Change In Equity Price [Member] | Equity investments [member]
Disclosure Of Calculation Of Sensitivity In Market Prices And The Effect On Expected Unrealized Gain Or Loss [Line Items]
Percentage Of Change In Market Price	(10.00%)
Credit exposure	S/ 137,355	112,572
Twenty Five Percent Change In Equity Price [Member] | Equity investments [member]
Disclosure Of Calculation Of Sensitivity In Market Prices And The Effect On Expected Unrealized Gain Or Loss [Line Items]
Percentage Of Change In Market Price	(25.00%)
Credit exposure	S/ 343,387	281,431
Thirty Percent Change In Equity Price [Member] | Equity investments [member]
Disclosure Of Calculation Of Sensitivity In Market Prices And The Effect On Expected Unrealized Gain Or Loss [Line Items]
Percentage Of Change In Market Price	(30.00%)
Credit exposure	S/ 412,064	S/ 337,717